CASH FLOW GENERATED FROM OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2017
CASH FLOW GENERATED FROM OPERATIONS [abstract]
Schedule of adjustments for reconciling profit/loss
	2015		2016	2017
	RMB’000		RMB’000	RMB’000

Profit before income tax:	1,451,838		1,544,009	1,347,132
Adjustments for:
Depreciation of fixed assets (Note 6)	1,411,742		1,518,970	1,662,460
Impairment of fixed assets (Note 6)	80,393		-	11,185
Impairment of construction-in-progress (Note 7)	2,434		5,662	-
Loss arising from business combination	45,073		-	-
Provision for/ (reversal of) impairment of materials and supplies (Note 17)	64,096		(5,209)	7,844
Amortisation of leasehold land payments (Note 8)	28,413		38,670	45,680
Loss on disposal of fixed assets and costs on repairs	49,008		133,073	321,741
Amortisation of long-term prepaid expenses (Note 13)	14,179		6,968	3,168
Amortisation of interest for employee benefit obligations (Note 24)	226		-	-
Share of results of associates , net of tax (Note 11)	(2,499)		(7,223)	(6,944)
Dividend income on available-for-sale investments (Note 29)	(5,884)		(5,884)	(6,473)
Provision for impairment of receivables		(4,459)			5	5,901
Amortisation of deferred income	(2,529)		(3,258)	(3,282)
Interest income	(5,502)		(4,353)	(4,647)

Operating profit before working capital changes	3,126,529		3,221,430	3,383,765
Increase in trade receivables	(553,980)		(1,034,064)	(419,349)
Decrease in materials and supplies	34,843		14,432	6,121
Increase in prepayments and other receivables	83,553		(47,594)	(12,975)
Decrease in long-term receivable	2,000		2,000	3,000
Increase in trade payables	(270,151)		34,178	181,554
(Decrease)/increase in accruals and other payables	97,585		22,481	(179,412)
Net cash generated from operations	2,520,379		2,212,863	2,962,704

Schedule of proceeds from disposal of fixed assets and leasehold land
	2015	2016	2017
	RMB’000	RMB’000	RMB’000

Net book amount (Note 6)	83,944	142,336	336,812
Receivable arising from disposal of fixed assets	(21,627)	20,349	-
Payable arising from disposal of fixed assets	-	-	(2,457)
Transfer to materials and supplies	(5,488)	(11,662)	(12,087)
Loss on disposal of fixed assets and costs on repairs	(49,008)	(133,073)	(321,741)
Proceeds from disposal of fixed assets	7,821	17,950	527